Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Morgan Stanley Institutional Liquidity Funds
Entity Central Index Key	0001227155
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000271879
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Stablecoin Reserves Portfolio
Class Name	Institutional Class
Trading Symbol	MSNXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Stablecoin Reserves Portfolio for the period of April 16, 2026 (commencement of operations) to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investment
Institutional Class	$1	0.20%Footnote Reference2
Footnote	Description
Footnote[1]	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.20%	[1]
AssetsNet	$ 500,001
Holdings Count | Holding	8
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$500,001
# of Portfolio Holdings	8

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
91-120 Days	4.0%
31-60 Days	5.0%
1-30 Days	91.0%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Treasury Securities	29.3%
Repurchase Agreements	70.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011654
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Portfolio
Class Name	Administrative Class
Trading Symbol	MGOXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$15	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[2]
AssetsNet	$ 221,539,446,601
Holdings Count | Holding	342
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$221,539,446,601
# of Portfolio Holdings	342

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	30.2%
91-120 Days	6.1%
61-90 Days	4.2%
31-60 Days	4.1%
1-30 Days	55.4%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Agency Securities	20.8%
U.S. Treasury Securities	24.0%
Repurchase Agreements	55.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000248991
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Portfolio
Class Name	Advisor Class
Trading Symbol	MALXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[3]
AssetsNet	$ 221,539,446,601
Holdings Count | Holding	342
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$221,539,446,601
# of Portfolio Holdings	342

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	30.2%
91-120 Days	6.1%
61-90 Days	4.2%
31-60 Days	4.1%
1-30 Days	55.4%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Agency Securities	20.8%
U.S. Treasury Securities	24.0%
Repurchase Agreements	55.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011655
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Portfolio
Class Name	Advisory Class
Trading Symbol	MAYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisory Class	$20	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[4]
AssetsNet	$ 221,539,446,601
Holdings Count | Holding	342
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$221,539,446,601
# of Portfolio Holdings	342

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	30.2%
91-120 Days	6.1%
61-90 Days	4.2%
31-60 Days	4.1%
1-30 Days	55.4%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Agency Securities	20.8%
U.S. Treasury Securities	24.0%
Repurchase Agreements	55.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000017907
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Portfolio
Class Name	Cash Management Class
Trading Symbol	MSGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$15	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[5]
AssetsNet	$ 221,539,446,601
Holdings Count | Holding	342
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$221,539,446,601
# of Portfolio Holdings	342

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	30.2%
91-120 Days	6.1%
61-90 Days	4.2%
31-60 Days	4.1%
1-30 Days	55.4%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Agency Securities	20.8%
U.S. Treasury Securities	24.0%
Repurchase Agreements	55.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000227505
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Portfolio
Class Name	CastleOak Shares Class
Trading Symbol	COSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CastleOak Shares Class	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[6]
AssetsNet	$ 221,539,446,601
Holdings Count | Holding	342
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$221,539,446,601
# of Portfolio Holdings	342

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	30.2%
91-120 Days	6.1%
61-90 Days	4.2%
31-60 Days	4.1%
1-30 Days	55.4%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Agency Securities	20.8%
U.S. Treasury Securities	24.0%
Repurchase Agreements	55.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000234745
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Portfolio
Class Name	Impact Class
Trading Symbol	IMPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Class	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[7]
AssetsNet	$ 221,539,446,601
Holdings Count | Holding	342
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$221,539,446,601
# of Portfolio Holdings	342

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	30.2%
91-120 Days	6.1%
61-90 Days	4.2%
31-60 Days	4.1%
1-30 Days	55.4%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Agency Securities	20.8%
U.S. Treasury Securities	24.0%
Repurchase Agreements	55.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000248673
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Portfolio
Class Name	Impact Partner Class
Trading Symbol	IPGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Partner Class	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[8]
AssetsNet	$ 221,539,446,601
Holdings Count | Holding	342
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$221,539,446,601
# of Portfolio Holdings	342

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	30.2%
91-120 Days	6.1%
61-90 Days	4.2%
31-60 Days	4.1%
1-30 Days	55.4%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Agency Securities	20.8%
U.S. Treasury Securities	24.0%
Repurchase Agreements	55.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011656
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Portfolio
Class Name	Institutional Class
Trading Symbol	MVRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[9]
AssetsNet	$ 221,539,446,601
Holdings Count | Holding	342
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$221,539,446,601
# of Portfolio Holdings	342

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	30.2%
91-120 Days	6.1%
61-90 Days	4.2%
31-60 Days	4.1%
1-30 Days	55.4%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Agency Securities	20.8%
U.S. Treasury Securities	24.0%
Repurchase Agreements	55.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000263898
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Portfolio
Class Name	Institutional Plus Class
Trading Symbol	MPXXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2025 (commencement of operations) to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Class	$9	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[10]
AssetsNet	$ 221,539,446,601
Holdings Count | Holding	342
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$221,539,446,601
# of Portfolio Holdings	342

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	30.2%
91-120 Days	6.1%
61-90 Days	4.2%
31-60 Days	4.1%
1-30 Days	55.4%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Agency Securities	20.8%
U.S. Treasury Securities	24.0%
Repurchase Agreements	55.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011659
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Portfolio
Class Name	Institutional Select Class
Trading Symbol	MGSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[11]
AssetsNet	$ 221,539,446,601
Holdings Count | Holding	342
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$221,539,446,601
# of Portfolio Holdings	342

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	30.2%
91-120 Days	6.1%
61-90 Days	4.2%
31-60 Days	4.1%
1-30 Days	55.4%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Agency Securities	20.8%
U.S. Treasury Securities	24.0%
Repurchase Agreements	55.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011657
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Portfolio
Class Name	Investor Class
Trading Symbol	MVVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$13	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[12]
AssetsNet	$ 221,539,446,601
Holdings Count | Holding	342
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$221,539,446,601
# of Portfolio Holdings	342

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	30.2%
91-120 Days	6.1%
61-90 Days	4.2%
31-60 Days	4.1%
1-30 Days	55.4%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Agency Securities	20.8%
U.S. Treasury Securities	24.0%
Repurchase Agreements	55.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011658
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Portfolio
Class Name	Participant Class
Trading Symbol	MPCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Class	$32	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[13]
AssetsNet	$ 221,539,446,601
Holdings Count | Holding	342
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$221,539,446,601
# of Portfolio Holdings	342

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	30.2%
91-120 Days	6.1%
61-90 Days	4.2%
31-60 Days	4.1%
1-30 Days	55.4%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Agency Securities	20.8%
U.S. Treasury Securities	24.0%
Repurchase Agreements	55.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000167931
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Portfolio
Class Name	Select Class
Trading Symbol	MSDXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$47	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%	[14]
AssetsNet	$ 221,539,446,601
Holdings Count | Holding	342
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$221,539,446,601
# of Portfolio Holdings	342

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	30.2%
91-120 Days	6.1%
61-90 Days	4.2%
31-60 Days	4.1%
1-30 Days	55.4%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Agency Securities	20.8%
U.S. Treasury Securities	24.0%
Repurchase Agreements	55.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011660
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio
Class Name	Administrative Class
Trading Symbol	MGAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[15]
AssetsNet	$ 5,111,385,829
Holdings Count | Holding	189
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$5,111,385,829
# of Portfolio Holdings	189

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	20.3%
91-120 Days	9.7%
61-90 Days	2.8%
31-60 Days	19.5%
1-30 Days	47.7%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Agency Securities	25.3%
U.S. Treasury Securities	74.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011661
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio
Class Name	Advisory Class
Trading Symbol	MVAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisory Class	$23	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[16]
AssetsNet	$ 5,111,385,829
Holdings Count | Holding	189
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$5,111,385,829
# of Portfolio Holdings	189

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	20.3%
91-120 Days	9.7%
61-90 Days	2.8%
31-60 Days	19.5%
1-30 Days	47.7%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Agency Securities	25.3%
U.S. Treasury Securities	74.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000017908
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio
Class Name	Cash Management Class
Trading Symbol	MCHXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[17]
AssetsNet	$ 5,111,385,829
Holdings Count | Holding	189
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$5,111,385,829
# of Portfolio Holdings	189

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	20.3%
91-120 Days	9.7%
61-90 Days	2.8%
31-60 Days	19.5%
1-30 Days	47.7%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Agency Securities	25.3%
U.S. Treasury Securities	74.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011662
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio
Class Name	Institutional Class
Trading Symbol	MUIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[18]
AssetsNet	$ 5,111,385,829
Holdings Count | Holding	189
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$5,111,385,829
# of Portfolio Holdings	189

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	20.3%
91-120 Days	9.7%
61-90 Days	2.8%
31-60 Days	19.5%
1-30 Days	47.7%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Agency Securities	25.3%
U.S. Treasury Securities	74.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011665
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio
Class Name	Institutional Select Class
Trading Symbol	MSVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Class	$13	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[19]
AssetsNet	$ 5,111,385,829
Holdings Count | Holding	189
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$5,111,385,829
# of Portfolio Holdings	189

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	20.3%
91-120 Days	9.7%
61-90 Days	2.8%
31-60 Days	19.5%
1-30 Days	47.7%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Agency Securities	25.3%
U.S. Treasury Securities	74.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011663
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio
Class Name	Investor Class
Trading Symbol	MVIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$15	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[20]
AssetsNet	$ 5,111,385,829
Holdings Count | Holding	189
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$5,111,385,829
# of Portfolio Holdings	189

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	20.3%
91-120 Days	9.7%
61-90 Days	2.8%
31-60 Days	19.5%
1-30 Days	47.7%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Agency Securities	25.3%
U.S. Treasury Securities	74.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011664
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio
Class Name	Participant Class
Trading Symbol	MGPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Class	$23	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[21]
AssetsNet	$ 5,111,385,829
Holdings Count | Holding	189
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$5,111,385,829
# of Portfolio Holdings	189

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	20.3%
91-120 Days	9.7%
61-90 Days	2.8%
31-60 Days	19.5%
1-30 Days	47.7%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Agency Securities	25.3%
U.S. Treasury Securities	74.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000248992
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio
Class Name	Advisor Class
Trading Symbol	MAPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$9	0.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[22]
AssetsNet	$ 3,619,630,647
Holdings Count | Holding	138
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,619,630,647
# of Portfolio Holdings	138

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	23.7%
91-120 Days	8.2%
61-90 Days	6.4%
31-60 Days	4.8%
1-30 Days	56.9%

Asset Allocation (% of total investments)

Table Summary
Value	Value
Certificates of Deposit	5.4%
Corporate Bonds	6.3%
Floating Rate Notes	13.2%
Commercial Paper	16.9%
Repurchase Agreements	58.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011667
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio
Class Name	Advisory Class
Trading Symbol	MBDXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisory Class	$22	0.43%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[23]
AssetsNet	$ 3,619,630,647
Holdings Count | Holding	138
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,619,630,647
# of Portfolio Holdings	138

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	23.7%
91-120 Days	8.2%
61-90 Days	6.4%
31-60 Days	4.8%
1-30 Days	56.9%

Asset Allocation (% of total investments)

Table Summary
Value	Value
Certificates of Deposit	5.4%
Corporate Bonds	6.3%
Floating Rate Notes	13.2%
Commercial Paper	16.9%
Repurchase Agreements	58.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000017909
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio
Class Name	Cash Management Class
Trading Symbol	MLKXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$17	0.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[24]
AssetsNet	$ 3,619,630,647
Holdings Count | Holding	138
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,619,630,647
# of Portfolio Holdings	138

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	23.7%
91-120 Days	8.2%
61-90 Days	6.4%
31-60 Days	4.8%
1-30 Days	56.9%

Asset Allocation (% of total investments)

Table Summary
Value	Value
Certificates of Deposit	5.4%
Corporate Bonds	6.3%
Floating Rate Notes	13.2%
Commercial Paper	16.9%
Repurchase Agreements	58.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000248681
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio
Class Name	Impact Partner Class
Trading Symbol	IPFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Partner Class	$9	0.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[25]
AssetsNet	$ 3,619,630,647
Holdings Count | Holding	138
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,619,630,647
# of Portfolio Holdings	138

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	23.7%
91-120 Days	8.2%
61-90 Days	6.4%
31-60 Days	4.8%
1-30 Days	56.9%

Asset Allocation (% of total investments)

Table Summary
Value	Value
Certificates of Deposit	5.4%
Corporate Bonds	6.3%
Floating Rate Notes	13.2%
Commercial Paper	16.9%
Repurchase Agreements	58.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011670
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio
Class Name	Participant Class
Trading Symbol	MEPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Class	$34	0.68%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[26]
AssetsNet	$ 3,619,630,647
Holdings Count | Holding	138
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,619,630,647
# of Portfolio Holdings	138

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	23.7%
91-120 Days	8.2%
61-90 Days	6.4%
31-60 Days	4.8%
1-30 Days	56.9%

Asset Allocation (% of total investments)

Table Summary
Value	Value
Certificates of Deposit	5.4%
Corporate Bonds	6.3%
Floating Rate Notes	13.2%
Commercial Paper	16.9%
Repurchase Agreements	58.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000240958
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio
Class Name	Select Class
Trading Symbol	MSKXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$49	0.98%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%	[27]
AssetsNet	$ 3,619,630,647
Holdings Count | Holding	138
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,619,630,647
# of Portfolio Holdings	138

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	23.7%
91-120 Days	8.2%
61-90 Days	6.4%
31-60 Days	4.8%
1-30 Days	56.9%

Asset Allocation (% of total investments)

Table Summary
Value	Value
Certificates of Deposit	5.4%
Corporate Bonds	6.3%
Floating Rate Notes	13.2%
Commercial Paper	16.9%
Repurchase Agreements	58.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011668
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio
Class Name	Wealth Class
Trading Symbol	MWMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Class	$9	0.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[28]
AssetsNet	$ 3,619,630,647
Holdings Count | Holding	138
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,619,630,647
# of Portfolio Holdings	138

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	23.7%
91-120 Days	8.2%
61-90 Days	6.4%
31-60 Days	4.8%
1-30 Days	56.9%

Asset Allocation (% of total investments)

Table Summary
Value	Value
Certificates of Deposit	5.4%
Corporate Bonds	6.3%
Floating Rate Notes	13.2%
Commercial Paper	16.9%
Repurchase Agreements	58.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011671
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio
Class Name	Wealth S Class
Trading Symbol	MWSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth S Class	$12	0.23%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[29]
AssetsNet	$ 3,619,630,647
Holdings Count | Holding	138
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,619,630,647
# of Portfolio Holdings	138

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	23.7%
91-120 Days	8.2%
61-90 Days	6.4%
31-60 Days	4.8%
1-30 Days	56.9%

Asset Allocation (% of total investments)

Table Summary
Value	Value
Certificates of Deposit	5.4%
Corporate Bonds	6.3%
Floating Rate Notes	13.2%
Commercial Paper	16.9%
Repurchase Agreements	58.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011673
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio
Class Name	Advisory Class
Trading Symbol	MAVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Prime Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisory Class	$23	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[30]
AssetsNet	$ 13,277,281,686
Holdings Count | Holding	158
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$13,277,281,686
# of Portfolio Holdings	158

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	27.5%
91-120 Days	5.6%
61-90 Days	7.5%
31-60 Days	2.9%
1-30 Days	56.5%

Asset Allocation (% of total investments)

Table Summary
Value	Value
Corporate Bonds	3.4%
Certificates of Deposit	5.1%
Floating Rate Notes	15.8%
Commercial Paper	19.8%
Repurchase Agreements	55.9%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000017910
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio
Class Name	Cash Management Class
Trading Symbol	MSPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Prime Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[31]
AssetsNet	$ 13,277,281,686
Holdings Count | Holding	158
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$13,277,281,686
# of Portfolio Holdings	158

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	27.5%
91-120 Days	5.6%
61-90 Days	7.5%
31-60 Days	2.9%
1-30 Days	56.5%

Asset Allocation (% of total investments)

Table Summary
Value	Value
Corporate Bonds	3.4%
Certificates of Deposit	5.1%
Floating Rate Notes	15.8%
Commercial Paper	19.8%
Repurchase Agreements	55.9%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000238341
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio
Class Name	CastleOak Shares Class
Trading Symbol	CASXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Prime Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CastleOak Shares Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[32]
AssetsNet	$ 13,277,281,686
Holdings Count | Holding	158
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$13,277,281,686
# of Portfolio Holdings	158

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	27.5%
91-120 Days	5.6%
61-90 Days	7.5%
31-60 Days	2.9%
1-30 Days	56.5%

Asset Allocation (% of total investments)

Table Summary
Value	Value
Corporate Bonds	3.4%
Certificates of Deposit	5.1%
Floating Rate Notes	15.8%
Commercial Paper	19.8%
Repurchase Agreements	55.9%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000234746
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio
Class Name	Impact Class
Trading Symbol	IMTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Prime Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[33]
AssetsNet	$ 13,277,281,686
Holdings Count | Holding	158
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$13,277,281,686
# of Portfolio Holdings	158

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	27.5%
91-120 Days	5.6%
61-90 Days	7.5%
31-60 Days	2.9%
1-30 Days	56.5%

Asset Allocation (% of total investments)

Table Summary
Value	Value
Corporate Bonds	3.4%
Certificates of Deposit	5.1%
Floating Rate Notes	15.8%
Commercial Paper	19.8%
Repurchase Agreements	55.9%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000248674
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio
Class Name	Impact Partner Class
Trading Symbol	IPYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Prime Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Partner Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[34]
AssetsNet	$ 13,277,281,686
Holdings Count | Holding	158
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$13,277,281,686
# of Portfolio Holdings	158

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	27.5%
91-120 Days	5.6%
61-90 Days	7.5%
31-60 Days	2.9%
1-30 Days	56.5%

Asset Allocation (% of total investments)

Table Summary
Value	Value
Corporate Bonds	3.4%
Certificates of Deposit	5.1%
Floating Rate Notes	15.8%
Commercial Paper	19.8%
Repurchase Agreements	55.9%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011674
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio
Class Name	Institutional Class
Trading Symbol	MPFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Prime Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[35]
AssetsNet	$ 13,277,281,686
Holdings Count | Holding	158
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$13,277,281,686
# of Portfolio Holdings	158

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	27.5%
91-120 Days	5.6%
61-90 Days	7.5%
31-60 Days	2.9%
1-30 Days	56.5%

Asset Allocation (% of total investments)

Table Summary
Value	Value
Corporate Bonds	3.4%
Certificates of Deposit	5.1%
Floating Rate Notes	15.8%
Commercial Paper	19.8%
Repurchase Agreements	55.9%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011677
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio
Class Name	Institutional Select Class
Trading Symbol	MPEXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Prime Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Class	$13	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[36]
AssetsNet	$ 13,277,281,686
Holdings Count | Holding	158
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$13,277,281,686
# of Portfolio Holdings	158

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	27.5%
91-120 Days	5.6%
61-90 Days	7.5%
31-60 Days	2.9%
1-30 Days	56.5%

Asset Allocation (% of total investments)

Table Summary
Value	Value
Corporate Bonds	3.4%
Certificates of Deposit	5.1%
Floating Rate Notes	15.8%
Commercial Paper	19.8%
Repurchase Agreements	55.9%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000248993
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio
Class Name	Advisor Class
Trading Symbol	MAXXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[37]
AssetsNet	$ 599,659,759
Holdings Count | Holding	93
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$599,659,759
# of Portfolio Holdings	93

Holdings [Text Block]

Summary by State (% of total Investments)

Table Summary
Value	Value
Other	32.9%
Colorado	4.0%
South Carolina	4.1%
North Carolina	4.2%
Utah	5.7%
Ohio	5.8%
Florida	5.9%
Indiana	6.4%
Massachusetts	7.4%
Texas	9.4%
New York	14.2%

Asset Allocation (% of total investments)

Table Summary
Value	Value
Quarterly Variable Rate Bonds	0.9%
Semi-Annual Variable Rate Bond	1.1%
Closed-End Investment Companies	3.3%
Municipal Bonds & Notes	8.3%
Commercial Paper	11.7%
Daily Variable Rate Bonds	22.3%
Weekly Variable Rate Bonds	52.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000017911
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio
Class Name	Cash Management Class
Trading Symbol	TECXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$17	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%	[38]
AssetsNet	$ 599,659,759
Holdings Count | Holding	93
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$599,659,759
# of Portfolio Holdings	93

Holdings [Text Block]

Summary by State (% of total Investments)

Table Summary
Value	Value
Other	32.9%
Colorado	4.0%
South Carolina	4.1%
North Carolina	4.2%
Utah	5.7%
Ohio	5.8%
Florida	5.9%
Indiana	6.4%
Massachusetts	7.4%
Texas	9.4%
New York	14.2%

Asset Allocation (% of total investments)

Table Summary
Value	Value
Quarterly Variable Rate Bonds	0.9%
Semi-Annual Variable Rate Bond	1.1%
Closed-End Investment Companies	3.3%
Municipal Bonds & Notes	8.3%
Commercial Paper	11.7%
Daily Variable Rate Bonds	22.3%
Weekly Variable Rate Bonds	52.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000248683
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio
Class Name	Select Class
Trading Symbol	TSXXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$50	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[39]
AssetsNet	$ 599,659,759
Holdings Count | Holding	93
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$599,659,759
# of Portfolio Holdings	93

Holdings [Text Block]

Summary by State (% of total Investments)

Table Summary
Value	Value
Other	32.9%
Colorado	4.0%
South Carolina	4.1%
North Carolina	4.2%
Utah	5.7%
Ohio	5.8%
Florida	5.9%
Indiana	6.4%
Massachusetts	7.4%
Texas	9.4%
New York	14.2%

Asset Allocation (% of total investments)

Table Summary
Value	Value
Quarterly Variable Rate Bonds	0.9%
Semi-Annual Variable Rate Bond	1.1%
Closed-End Investment Companies	3.3%
Municipal Bonds & Notes	8.3%
Commercial Paper	11.7%
Daily Variable Rate Bonds	22.3%
Weekly Variable Rate Bonds	52.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000248682
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio
Class Name	Wealth Class
Trading Symbol	TEWXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[40]
AssetsNet	$ 599,659,759
Holdings Count | Holding	93
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$599,659,759
# of Portfolio Holdings	93

Holdings [Text Block]

Summary by State (% of total Investments)

Table Summary
Value	Value
Other	32.9%
Colorado	4.0%
South Carolina	4.1%
North Carolina	4.2%
Utah	5.7%
Ohio	5.8%
Florida	5.9%
Indiana	6.4%
Massachusetts	7.4%
Texas	9.4%
New York	14.2%

Asset Allocation (% of total investments)

Table Summary
Value	Value
Quarterly Variable Rate Bonds	0.9%
Semi-Annual Variable Rate Bond	1.1%
Closed-End Investment Companies	3.3%
Municipal Bonds & Notes	8.3%
Commercial Paper	11.7%
Daily Variable Rate Bonds	22.3%
Weekly Variable Rate Bonds	52.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000248684
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio
Class Name	Wealth S Class
Trading Symbol	TWSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth S Class	$12	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%	[41]
AssetsNet	$ 599,659,759
Holdings Count | Holding	93
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$599,659,759
# of Portfolio Holdings	93

Holdings [Text Block]

Summary by State (% of total Investments)

Table Summary
Value	Value
Other	32.9%
Colorado	4.0%
South Carolina	4.1%
North Carolina	4.2%
Utah	5.7%
Ohio	5.8%
Florida	5.9%
Indiana	6.4%
Massachusetts	7.4%
Texas	9.4%
New York	14.2%

Asset Allocation (% of total investments)

Table Summary
Value	Value
Quarterly Variable Rate Bonds	0.9%
Semi-Annual Variable Rate Bond	1.1%
Closed-End Investment Companies	3.3%
Municipal Bonds & Notes	8.3%
Commercial Paper	11.7%
Daily Variable Rate Bonds	22.3%
Weekly Variable Rate Bonds	52.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011684
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio
Class Name	Administrative Class
Trading Symbol	MTTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[42]
AssetsNet	$ 34,168,353,524
Holdings Count | Holding	139
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$34,168,353,524
# of Portfolio Holdings	139

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	29.0%
91-120 Days	2.3%
61-90 Days	2.1%
31-60 Days	1.8%
1-30 Days	64.8%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Treasury Securities	35.8%
Repurchase Agreements	64.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000248994
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio
Class Name	Advisor Class
Trading Symbol	MATXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[43]
AssetsNet	$ 34,168,353,524
Holdings Count | Holding	139
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$34,168,353,524
# of Portfolio Holdings	139

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	29.0%
91-120 Days	2.3%
61-90 Days	2.1%
31-60 Days	1.8%
1-30 Days	64.8%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Treasury Securities	35.8%
Repurchase Agreements	64.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011685
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio
Class Name	Advisory Class
Trading Symbol	MAOXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisory Class	$23	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[44]
AssetsNet	$ 34,168,353,524
Holdings Count | Holding	139
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$34,168,353,524
# of Portfolio Holdings	139

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	29.0%
91-120 Days	2.3%
61-90 Days	2.1%
31-60 Days	1.8%
1-30 Days	64.8%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Treasury Securities	35.8%
Repurchase Agreements	64.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000017912
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio
Class Name	Cash Management Class
Trading Symbol	MREXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[45]
AssetsNet	$ 34,168,353,524
Holdings Count | Holding	139
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$34,168,353,524
# of Portfolio Holdings	139

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	29.0%
91-120 Days	2.3%
61-90 Days	2.1%
31-60 Days	1.8%
1-30 Days	64.8%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Treasury Securities	35.8%
Repurchase Agreements	64.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011686
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio
Class Name	Institutional Class
Trading Symbol	MISXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[46]
AssetsNet	$ 34,168,353,524
Holdings Count | Holding	139
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$34,168,353,524
# of Portfolio Holdings	139

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	29.0%
91-120 Days	2.3%
61-90 Days	2.1%
31-60 Days	1.8%
1-30 Days	64.8%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Treasury Securities	35.8%
Repurchase Agreements	64.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000263899
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio
Class Name	Institutional Plus Class
Trading Symbol	MRXXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2025 (commencement of operations) to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Class	$11	0.22%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[47]
AssetsNet	$ 34,168,353,524
Holdings Count | Holding	139
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$34,168,353,524
# of Portfolio Holdings	139

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	29.0%
91-120 Days	2.3%
61-90 Days	2.1%
31-60 Days	1.8%
1-30 Days	64.8%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Treasury Securities	35.8%
Repurchase Agreements	64.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011689
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio
Class Name	Institutional Select Class
Trading Symbol	MTSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Class	$13	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[48]
AssetsNet	$ 34,168,353,524
Holdings Count | Holding	139
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$34,168,353,524
# of Portfolio Holdings	139

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	29.0%
91-120 Days	2.3%
61-90 Days	2.1%
31-60 Days	1.8%
1-30 Days	64.8%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Treasury Securities	35.8%
Repurchase Agreements	64.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011687
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio
Class Name	Investor Class
Trading Symbol	MTNXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$15	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[49]
AssetsNet	$ 34,168,353,524
Holdings Count | Holding	139
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$34,168,353,524
# of Portfolio Holdings	139

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	29.0%
91-120 Days	2.3%
61-90 Days	2.1%
31-60 Days	1.8%
1-30 Days	64.8%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Treasury Securities	35.8%
Repurchase Agreements	64.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011688
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio
Class Name	Participant Class
Trading Symbol	MTCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Class	$35	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[50]
AssetsNet	$ 34,168,353,524
Holdings Count | Holding	139
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$34,168,353,524
# of Portfolio Holdings	139

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	29.0%
91-120 Days	2.3%
61-90 Days	2.1%
31-60 Days	1.8%
1-30 Days	64.8%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Treasury Securities	35.8%
Repurchase Agreements	64.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000167932
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio
Class Name	Select Class
Trading Symbol	MSTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$50	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[51]
AssetsNet	$ 34,168,353,524
Holdings Count | Holding	139
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$34,168,353,524
# of Portfolio Holdings	139

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	29.0%
91-120 Days	2.3%
61-90 Days	2.1%
31-60 Days	1.8%
1-30 Days	64.8%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Treasury Securities	35.8%
Repurchase Agreements	64.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011690
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio
Class Name	Administrative Class
Trading Symbol	MAMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[52]
AssetsNet	$ 63,132,721,189
Holdings Count | Holding	126
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$63,132,721,189
# of Portfolio Holdings	126

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	22.5%
91-120 Days	4.2%
61-90 Days	4.1%
31-60 Days	27.0%
1-30 Days	42.2%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Treasury Securities	100.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000251131
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio
Class Name	Advisor Class
Trading Symbol	MAZXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[53]
AssetsNet	$ 63,132,721,189
Holdings Count | Holding	126
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$63,132,721,189
# of Portfolio Holdings	126

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	22.5%
91-120 Days	4.2%
61-90 Days	4.1%
31-60 Days	27.0%
1-30 Days	42.2%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Treasury Securities	100.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011691
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio
Class Name	Advisory Class
Trading Symbol	MVYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisory Class	$23	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[54]
AssetsNet	$ 63,132,721,189
Holdings Count | Holding	126
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$63,132,721,189
# of Portfolio Holdings	126

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	22.5%
91-120 Days	4.2%
61-90 Days	4.1%
31-60 Days	27.0%
1-30 Days	42.2%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Treasury Securities	100.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000017913
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio
Class Name	Cash Management Class
Trading Symbol	MHSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[55]
AssetsNet	$ 63,132,721,189
Holdings Count | Holding	126
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$63,132,721,189
# of Portfolio Holdings	126

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	22.5%
91-120 Days	4.2%
61-90 Days	4.1%
31-60 Days	27.0%
1-30 Days	42.2%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Treasury Securities	100.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000271635
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio
Class Name	DAP Class
Trading Symbol	MDPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of February 5, 2026 (commencement of operations) to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investment
DAP Class	$5	0.20%Footnote Reference2
Footnote	Description
Footnote[1]	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.20%	[56]
AssetsNet	$ 63,132,721,189
Holdings Count | Holding	126
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$63,132,721,189
# of Portfolio Holdings	126

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	22.5%
91-120 Days	4.2%
61-90 Days	4.1%
31-60 Days	27.0%
1-30 Days	42.2%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Treasury Securities	100.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000248675
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio
Class Name	Impact Class
Trading Symbol	IMXXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[57]
AssetsNet	$ 63,132,721,189
Holdings Count | Holding	126
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$63,132,721,189
# of Portfolio Holdings	126

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	22.5%
91-120 Days	4.2%
61-90 Days	4.1%
31-60 Days	27.0%
1-30 Days	42.2%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Treasury Securities	100.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000248676
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio
Class Name	Impact Partner Class
Trading Symbol	IPUXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Partner Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[58]
AssetsNet	$ 63,132,721,189
Holdings Count | Holding	126
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$63,132,721,189
# of Portfolio Holdings	126

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	22.5%
91-120 Days	4.2%
61-90 Days	4.1%
31-60 Days	27.0%
1-30 Days	42.2%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Treasury Securities	100.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011692
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio
Class Name	Institutional Class
Trading Symbol	MSUXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[59]
AssetsNet	$ 63,132,721,189
Holdings Count | Holding	126
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$63,132,721,189
# of Portfolio Holdings	126

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	22.5%
91-120 Days	4.2%
61-90 Days	4.1%
31-60 Days	27.0%
1-30 Days	42.2%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Treasury Securities	100.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000263900
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio
Class Name	Institutional Plus Class
Trading Symbol	MSXXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2025 (commencement of operations) to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Class	$11	0.22%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[60]
AssetsNet	$ 63,132,721,189
Holdings Count | Holding	126
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$63,132,721,189
# of Portfolio Holdings	126

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	22.5%
91-120 Days	4.2%
61-90 Days	4.1%
31-60 Days	27.0%
1-30 Days	42.2%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Treasury Securities	100.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011695
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio
Class Name	Institutional Select Class
Trading Symbol	MSSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Class	$13	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[61]
AssetsNet	$ 63,132,721,189
Holdings Count | Holding	126
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$63,132,721,189
# of Portfolio Holdings	126

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	22.5%
91-120 Days	4.2%
61-90 Days	4.1%
31-60 Days	27.0%
1-30 Days	42.2%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Treasury Securities	100.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011693
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio
Class Name	Investor Class
Trading Symbol	MNVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$15	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[62]
AssetsNet	$ 63,132,721,189
Holdings Count | Holding	126
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$63,132,721,189
# of Portfolio Holdings	126

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	22.5%
91-120 Days	4.2%
61-90 Days	4.1%
31-60 Days	27.0%
1-30 Days	42.2%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Treasury Securities	100.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011694
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio
Class Name	Participant Class
Trading Symbol	MPRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Class	$35	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[63]
AssetsNet	$ 63,132,721,189
Holdings Count | Holding	126
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$63,132,721,189
# of Portfolio Holdings	126

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	22.5%
91-120 Days	4.2%
61-90 Days	4.1%
31-60 Days	27.0%
1-30 Days	42.2%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Treasury Securities	100.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000167933
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio
Class Name	Select Class
Trading Symbol	MSEXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$50	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[64]
AssetsNet	$ 63,132,721,189
Holdings Count | Holding	126
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$63,132,721,189
# of Portfolio Holdings	126

Holdings [Text Block]

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	22.5%
91-120 Days	4.2%
61-90 Days	4.1%
31-60 Days	27.0%
1-30 Days	42.2%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Treasury Securities	100.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized
[10]	Annualized
[11]	Annualized
[12]	Annualized
[13]	Annualized
[14]	Annualized
[15]	Annualized
[16]	Annualized
[17]	Annualized
[18]	Annualized
[19]	Annualized
[20]	Annualized
[21]	Annualized
[22]	Annualized
[23]	Annualized
[24]	Annualized
[25]	Annualized
[26]	Annualized
[27]	Annualized
[28]	Annualized
[29]	Annualized
[30]	Annualized
[31]	Annualized
[32]	Annualized
[33]	Annualized
[34]	Annualized
[35]	Annualized
[36]	Annualized
[37]	Annualized
[38]	Annualized
[39]	Annualized
[40]	Annualized
[41]	Annualized
[42]	Annualized
[43]	Annualized
[44]	Annualized
[45]	Annualized
[46]	Annualized
[47]	Annualized
[48]	Annualized
[49]	Annualized
[50]	Annualized
[51]	Annualized
[52]	Annualized
[53]	Annualized
[54]	Annualized
[55]	Annualized
[56]	Annualized
[57]	Annualized
[58]	Annualized
[59]	Annualized
[60]	Annualized
[61]	Annualized
[62]	Annualized
[63]	Annualized
[64]	Annualized